Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Beginning Balance	¥ 3,451,221	¥ 3,208,499	¥ 3,371,401	¥ 3,103,144
Total other comprehensive income (loss)	(113,559)	33,213	(54,056)	58,723
Ending Balance	3,358,224	3,244,765	3,358,224	3,244,765
Net unrealized gains (losses) on investment in securities
Beginning Balance	(216,759)	(7,888)	(72,892)	(16,208)
Net unrealized gains (losses)	(38,088)	4,302	(181,083)	16,680
Reclassification adjustment included in net income, net of tax	(428)	(49)	(1,300)	(4,107)
Total other comprehensive income (loss)	(38,516)	4,253	(182,383)	12,573
Transaction with noncontrolling interests		0		0
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	(255,275)	(3,635)	(255,275)	(3,635)
Debt Valuation Adjustments
Beginning Balance	281	497	221	558
Net unrealized gains (losses)	(45)	14	21	(32)
Reclassification adjustment included in net income, net of tax	(3)	(7)	(9)	(22)
Total other comprehensive income (loss)	(48)	7	12	(54)
Transaction with noncontrolling interests		0		0
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	233	504	233	504
Defined benefit pension plans
Beginning Balance	(8,390)	(20,923)	(8,072)	(21,073)
Net unrealized gains (losses)	171	(72)	(54)	(110)
Reclassification adjustment included in net income, net of tax	(47)	89	(138)	276
Total other comprehensive income (loss)	124	17	(192)	166
Transaction with noncontrolling interests		0		0
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	(4)	0	(2)	(1)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	(8,262)	(20,906)	(8,262)	(20,906)
Foreign currency translation adjustments
Beginning Balance	239,035	(22,139)	61,914	(36,456)
Net unrealized gains (losses)	(79,909)	25,173	105,084	39,553
Reclassification adjustment included in net income, net of tax	2,144	247	2,246	799
Total other comprehensive income (loss)	(77,765)	25,420	107,330	40,352
Transaction with noncontrolling interests		(1,472)		(1,472)
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	(4,029)	1,058	3,857	1,673
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(86)		2
Ending Balance	165,385	751	165,385	751
Net unrealized gains (losses) on derivative instruments
Beginning Balance	19,847	(9,369)	2,788	(11,471)
Net unrealized gains (losses)	5,134	4,079	22,216	4,427
Reclassification adjustment included in net income, net of tax	(2,488)	(563)	(1,039)	1,259
Total other comprehensive income (loss)	2,646	3,516	21,177	5,686
Transaction with noncontrolling interests		(3)		(3)
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	491	227	1,963	295
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	22,002	(6,083)	22,002	(6,083)
Accumulated other comprehensive income (loss)
Beginning Balance	34,014	(59,822)	(16,041)	(84,650)
Total other comprehensive income (loss)	(113,559)	33,213	(54,056)	58,723
Transaction with noncontrolling interests		(1,475)		(1,475)
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	(3,542)	1,285	5,818	1,967
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(86)		2
Ending Balance	¥ (75,917)	¥ (29,369)	¥ (75,917)	¥ (29,369)